U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

November 24, 2008

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	New Covenant Funds (the “Trust”)
File Nos.: 333-64981 and 811-09025

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the New Covenant Growth Fund, the New Covenant Income Fund, the New Covenant Balanced Growth Fund and the New Covenant Balanced Income Fund, is Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A.

This filing is being made for the sole purpose of establishing series and class identifiers for the series of the Trust in existence prior to February 6, 2006.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures